CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net Income	$ 107,681	$ 216,691	$ 895,344
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for loan losses	325,424	170,016	241,478
Goodwill impairment charge	0	3,801	0
Amortization of intangibles	9,378	12,144	11,019
Depreciation and amortization of premises and equipment	48,364	46,874	47,474
Net accretion of discounts and amortization of premiums and deferred fees	(22,310)	(40,786)	(73,496)
Impairment losses on long-lived assets	4,784	0	0
Other-than-temporary impairment on investment securities	8,299	209	14,445
Fair value adjustments on mortgage servicing rights	36,519	25,336	7,904
FDIC loss share (income) expense	10,066	207,779	(20,062)
Adjustments (expense) to indemnity reserves on loans sold	22,377	17,285	18,628
Earnings from investments under the equity method	(34,083)	(31,288)	(24,373)
Deferred income tax (benefit) expense	207,428	61,574	(519,128)
(Gain) loss on:
Disposition of premises and equipment	4,281	4,094	(3,629)
Sale and valuation adjustments of investment securities	(334)	(1,962)	(141)
Sale of loans, including valuation adjustments on loans held-for-sale and mortgage banking activities	(16,670)	(35,517)	(35,013)
Sale of foreclosed assets, including write-downs	21,715	19,357	60,378
Acquisitions of loans held-for-sale	(244,385)	(310,217)	(401,991)
Proceeds from sale of loans held-for-sale	69,464	89,887	124,111
Net originations on loans held-for-sale	(315,522)	(510,783)	(792,821)
Net (increase) decrease in:
Trading securities	501,618	753,839	1,083,683
Accrued income receivable	(75,802)	(13,808)	5,392
Other assets	(50,508)	(26,304)	100,133
Net increase (decrease) in:
Interest payable	2,549	165	528
Pension and other postretirement benefits obligation	(13,100)	(55,678)	3,252
Other liabilities	28,279	(13,241)	(72,980)
Total adjustments	527,831	372,776	(225,209)
Net cash provided by operating activities	635,512	589,467	670,135
Cash flows from investing activities:
Net (increase) decrease in money market investments	(2,364,902)	(710,125)	(357,706)
Purchases of investment securities:
Available-for-sale	(4,139,762)	(3,407,779)	(2,014,315)
Held-to-maturity	0	0	(750)
Other	(29,672)	(14,130)	(40,847)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	2,023,295	1,227,966	1,362,712
Held-to-maturity	6,232	4,588	4,856
Other	0	11,122	46,341
Proceeds from sale of investment securities available-for-sale	14,992	5,259	96,760
Proceeds from sale of other investment securities	30,265	9,021	14,950
Net repayments on loans	(398,676)	(267,205)	431,676
Proceeds from sale of loans	415	141,363	30,160
Acquisition of loan portfolios	(535,534)	(535,445)	(338,447)
Acquisition of trademark	0	0	(50)
Net payments from FDIC under loss sharing agreements	(7,679)	98,518	247,976
Net cash received and acquired from business combination	0	0	731,279
Acquisition of servicing advances	0	0	(61,304)
Cash paid related to business acquisitions	0	0	(17,250)
Return of capital from equity method investments	8,694	907	13,329
Mortgage servicing rights purchased	0	0	(2,400)
Acquisition of premises and equipment	(62,697)	(100,320)	(62,656)
Proceeds from sale of:
Premises and equipment and other productive assets	9,753	8,897	12,880
Foreclosed assets	96,540	83,357	141,145
Net cash provided by investing activities	(5,348,736)	(3,444,006)	238,339
Net increase (decrease) in:
Deposits	4,954,105	3,286,428	207,338
Federal funds purchased and assets sold under agreements to repurchase	(88,505)	(282,719)	(509,512)
Other short-term borrowings	95,008	0	(148,215)
Payments of notes payable	(95,607)	(254,816)	(737,889)
Proceeds from issuance of notes payable	55,000	165,047	277,398
Proceeds from issuance of common stock, including reissuance of treasury shares	7,016	7,437	6,226
Dividends paid	(95,910)	(65,932)	(19,257)
Net payments for repurchase of common stock	(75,664)	(563)	(1,021)
Payments related to tax witholding for shared-based compensation	(1,756)	(1,623)	(963)
Net cash used in financing activities	4,753,687	2,853,259	(925,895)
Net decrease in cash and due from banks	40,463	(1,280)	(17,421)
Cash and due from banks at beginning of period	362,394	363,674	381,095
Cash and due from banks at end of period	$ 402,857	$ 362,394	$ 363,674